Research and development expenses:	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Research and development expenses:

Note 10 – Research and development expenses:

	For the Year Ended December 31,
	2022	2021
Development	615,047	143,275
Consulting	60,048	136,825
Professional services	48,132	63,647
Other	—	7,183
Total	723,227	350,930